Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
September 30, 2025
VIPF2030-NPRT3-1125
1.822347.120
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,771,948	72,978,592
Fidelity International Bond Index Fund (a)	776,012	7,286,750
Fidelity Long-Term Treasury Bond Index Fund (a)	7,391,191	69,625,021
VIP High Income Portfolio - Initial Class (a)	2,154,704	11,010,540
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,921,976	185,056,921
TOTAL BOND FUNDS (Cost $351,084,543)		345,957,824

Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	789,597	52,437,124
VIP Equity-Income Portfolio - Initial Class (a)	1,406,956	42,490,072
VIP Growth & Income Portfolio - Initial Class (a)	1,648,382	58,435,147
VIP Growth Portfolio - Initial Class (a)	795,836	86,952,990
VIP Mid Cap Portfolio - Initial Class (a)	347,209	13,377,960
VIP Value Portfolio - Initial Class (a)	1,518,645	29,659,137
VIP Value Strategies Portfolio - Initial Class (a)	933,949	14,700,357
TOTAL DOMESTIC EQUITY FUNDS (Cost $174,169,853)		298,052,787

International Equity Funds - 28.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,174,423	79,272,167
VIP Overseas Portfolio - Initial Class (a)	5,821,263	176,209,645
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $170,705,478)		255,481,812

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $13,698,626)	3.98	13,698,626	13,698,626

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $709,658,500)	913,191,049
NET OTHER ASSETS (LIABILITIES) - 0.0%	(88,425)
NET ASSETS - 100.0%	913,102,624

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	283,927	283,927	81	-	-	-	-	0.0%
Total	-	283,927	283,927	81	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	65,375,169	19,264,933	15,231,145	770,378	(1,444,632)	5,014,267	72,978,592	7,771,948
Fidelity International Bond Index Fund	27,059,742	4,031,103	23,912,459	123,103	(634,863)	743,227	7,286,750	776,012
Fidelity Long-Term Treasury Bond Index Fund	58,066,871	19,177,393	9,588,719	1,822,094	(237,282)	2,206,758	69,625,021	7,391,191
VIP Contrafund Portfolio - Initial Class	45,804,499	11,112,670	11,170,951	1,384,297	(62,207)	6,753,113	52,437,124	789,597
VIP Emerging Markets Portfolio - Initial Class	78,968,760	14,866,185	36,187,493	-	1,597,964	20,026,751	79,272,167	5,174,423
VIP Equity-Income Portfolio - Initial Class	37,371,996	7,542,609	7,386,173	273,532	(47,063)	5,008,703	42,490,072	1,406,956
VIP Government Money Market Portfolio - Initial Class	-	21,067,338	7,368,712	260,069	-	-	13,698,626	13,698,626
VIP Growth & Income Portfolio - Initial Class	51,259,178	9,918,258	10,716,426	492,990	12,965	7,961,172	58,435,147	1,648,382
VIP Growth Portfolio - Initial Class	75,912,005	17,701,678	16,581,480	868,332	(320,897)	10,241,684	86,952,990	795,836
VIP High Income Portfolio - Initial Class	9,528,143	1,901,065	1,228,005	17,964	(57,235)	866,572	11,010,540	2,154,704
VIP Investment Grade Bond II Portfolio - Initial Class	137,593,733	58,743,204	21,248,946	32,423	(72,276)	10,041,206	185,056,921	18,921,976
VIP Mid Cap Portfolio - Initial Class	11,766,086	3,254,866	2,083,771	514,101	(50,556)	491,335	13,377,960	347,209
VIP Overseas Portfolio - Initial Class	146,843,425	35,333,892	34,105,192	1,632,662	913,376	27,224,144	176,209,645	5,821,263
VIP Value Portfolio - Initial Class	26,261,181	6,382,937	3,949,796	974,088	(23,978)	988,793	29,659,137	1,518,645
VIP Value Strategies Portfolio - Initial Class	13,044,270	3,205,593	1,898,448	231,169	(49,808)	398,750	14,700,357	933,949
	784,855,058	233,503,724	202,657,716	9,397,202	(476,492)	97,966,475	913,191,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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